Shareholders' equity - Dividend distribution (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Dividends
Dividend distribution per share	$ 0.53
Dividends distributed	$ 69,832
Dividends declared		$ 58,854
Dividends declared to non-controlling interests	$ 49,556
NEXA
Dividends
Dividend distribution per share	$ 0.53
Dividends distributed	$ 69,832
NEXA PERU
Dividends
Dividends declared	200,001
Dividends declared to non-controlling interests	32,880
Dividends recognised as distributions to holders of investment shares	$ 2,256